Share-Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Dec. 31, 2018
Profit Interest Units [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Vesting period				4 years
BETTER THERAPEUTICS OPCO [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Compensation expense		$ 85,000	$ 192,000	$ 233,000	$ 84,000
BETTER THERAPEUTICS OPCO [Member] | Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Vesting period		4 years		4 years
Vesting percentage		25.00%		25.00%
Stock options expiration period		10 years		10 years
Unrecognized compensation expense	$ 1,863,000	$ 1,863,000		$ 29
Weighted average period		4 years		3 years 1 month 6 days
Weighted average grant date fair value of stock options granted to employees		$ 2.43		$ 0.18
BETTER THERAPEUTICS OPCO [Member] | Restricted Stock [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares vested and converted into unrestricted common stock	43,516	130,860		104,598
Number of shares outstanding			399,688	517,528
BETTER THERAPEUTICS OPCO [Member] | Time Based Stock Options [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Unrecognized compensation expense	$ 68,000	$ 68,000		$ 119
Weighted average period		1 year 3 months 18 days		2 years 1 month 6 days
BETTER THERAPEUTICS OPCO [Member] | Performance Based Stock Options [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Unrecognized compensation expense	$ 16,000	$ 16,000		$ 40
Weighted average period		6 months		1 year 3 months
BETTER THERAPEUTICS OPCO [Member] | Modification Of Terms Of Profit Interest Units [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Compensation expense				$ 127
BETTER THERAPEUTICS OPCO [Member] | Profit Interest Units [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares outstanding					838,988		780,710
BETTER THERAPEUTICS OPCO [Member] | Vesting Commencement Date [Member] | Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Vesting period		1 year		1 year
BETTER THERAPEUTICS OPCO [Member] | Two Thousand And Twenty Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Common stock capital shares reserved for future issuance						807,326
BETTER THERAPEUTICS OPCO [Member] | Two Thousand And Twenty Plan [Member] | Restricted Stock [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares issued		622,126		622,126